Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 16,959	$ 20,222	$ 18,686
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	11,784	15,463	13,078
Germany [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	817	824	949
Italy [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,002	817	1,016
Spain [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,291	840	1,042
Rest of the world [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 2,065	$ 2,278	$ 2,601